Notes Receivable, Net - Schedule of Changes in the Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Changes in the Allowance for Credit Losses [Abstract]
Beginning balance	$ 138,247	$ 220,503
Reversal	(13,898)	(78,089)
Exchange difference	4,212	(4,167)
Ending balance	$ 128,561	$ 138,247